Gotham Index Plus Fund
Gotham Index Plus Fund
Investment Objective
The Gotham Index Plus Fund (the "Fund") seeks to outperform the S&P 500 Index over most annual periods.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gotham Index Plus Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Gotham Index Plus Fund Institutional Class
Management Fees		1.33%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[1]	1.85%
Dividend and Interest Expense on Securities Sold Short		1.68%
Other Operating Expenses		0.17%
Acquired Fund Fees and Expenses	[2]	0.05%
Total Annual Fund Operating Expenses	[3]	3.23%
Fee Waivers and/or Expense Reimbursements	[4]	none
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3][4]	3.23%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, "Acquired Fund Fees and Expenses," dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions, do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years
Gotham Index Plus Fund Institutional Class	326	995

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund's portfolio turnover is only shown once the Fund has completed its first fiscal year of operations.

Summary of Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities. Under normal market conditions, for each $100 invested, the Fund intends to invest approximately $100 in one or more exchange traded funds ("ETFs") that track the investment results of the S&P 500 Index ("Index") or another broad-based index of U.S. large capitalization companies. In addition to investing in ETFs, the Adviser intends to short securities it believes are overvalued and purchase securities it believes are undervalued. Accordingly, in addition to investing in ETFs, the Adviser intends to short approximately $80-$95 of securities and, with the proceeds from such short sales, purchase an additional $80-$95 of securities. The individual securities will generally be selected from the largest 500 to 700 U.S. companies by market capitalization.

The Fund is not a passive index fund but instead utilizes an enhanced index or "index plus" strategy. The Fund will not invest directly in each individual security in the Index and its direct investment in individual securities means that the Fund will be overweighted or underweighted in such securities when compared to the weightings of such securities in the Index.

In determining which individual securities to purchase or short, the Adviser employs a systematic bottom-up approach based on the Adviser's proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

•  Researching and analyzing each company in the Adviser's coverage universe according to a proprietary methodology that emphasizes fundamentals such as recurring earnings, cash flow, capital efficiency and capital structure;

•  Identifying and excluding companies that do not conform to the Adviser's valuation methodology or companies judged by the Adviser to have questionable financial reporting;

•  Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

•  Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on proprietary valuations.

Generally the long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser's assessment of value. Similarly, the short portfolio is weighted most heavily towards those short positions selling at the largest premium to the Adviser's measures of value. The portfolio is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolios to reflect ranking changes resulting from earnings releases and other new information related to particular companies.

While the Fund's long and short positions in individual securities will be rebalanced daily by the Adviser, the Fund's ETF exposure is generally not expected to fluctuate outside the range set forth above. While the Fund expects most or all of its exposure will be to U.S. common stocks directly or indirectly through its investment in ETFs, the Fund may also invest in preferred stock, warrants and rights. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes and reinvested proceeds from short sales) in ETFs that track the investment results of a broad based index of U.S. large capitalization companies and individual securities included in the Index.

The Fund's investment of the proceeds of short sales creates leverage in the Fund which may amplify changes in the Fund's net asset value. The Fund may engage in securities lending. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund's Board. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund will invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund rebalances its long and short positions on a daily basis, the Fund may experience a high portfolio turnover rate.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Strategy Risk. Because the Fund uses an index plus strategy and the Adviser actively manages the Fund by also investing in individual securities in addition to an ETF that tracks the investment results of the ("Index") or another broad-based index of U.S. large capitalization companies, the Fund's investment exposure to individual securities will not match those of the Index and the Fund's performance is not expected or intended to correlate with the performance of an Index.

•  Equity Securities Risk: Equity securities are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company's assets including debt holders. The value of equity securities could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Equity investments risk a loss of all or a substantial portion of the investment.

•  ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund's shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invest in addition to the Fund's own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF's shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

•  Market Risk: The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

•  Value Style Risk: The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods. Conversely, the Fund will short securities the Adviser believes are overvalued. This presents the risk that a stock's value may not decrease to what the Adviser believes is its true market values because the market fails to recognize what the Adviser considers to be the company's value, because the Adviser misjudges those values or because the Adviser is required to purchase the security before its investment thesis could be realized.

•  Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund's ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These types of short sales expenses (sometimes referred to as the "negative cost of carry") reduce the performance of the Fund. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

•  Leverage: The Fund will utilize leverage in its investment program through its investment of short sale proceeds. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund's portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

  The short sale proceeds utilized by the Fund to leverage investments are collateralized by all or a portion of the Fund's portfolio. Accordingly, the Fund will pledge its securities in order to obtain leverage. Should the securities pledged to brokers to secure the Fund's margin accounts decline in value, the Fund could be subject to a "margin call", pursuant to which the Fund must either deposit additional funds or securities with the broker or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. The banks and dealers that provide financing to the Fund can apply essentially discretionary margin. Changes by counterparties in the foregoing may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can be no assurance that the Fund will be able to secure or maintain adequate financing. The utilization of short sale proceeds for leverage will cause the Fund to be subject to fees, transaction and other costs.

•  Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser's team of financial analysts may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected. The Adviser does not reimburse the Fund for database errors.

•  Systems Risks: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement its strategies, to trade, clear and settle securities transactions, to monitor the Fund's portfolio, and to generate risk management and other reports that are critical to the Adviser's activities. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by incorrect programming, software viruses and power failures. Any such defect or failure could have a material adverse effect on the Adviser's activities. For example, such failures could cause the Adviser to be induced to buy or sell certain investments we would not have if the failure had not occurred. The Adviser does not reimburse the Fund for database errors clients for losses related to system failures.

•  Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund's "portfolio turnover" and the Fund may experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

•  Securities Lending Risk: Lending securities involves the risk of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially. The Fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.

•  Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations.

Performance Information
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.